TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD. - Transactions with Tianjin Zhonghuan Semiconductor Co., Ltd and its affiliates (Details) $ in Thousands	12 Months Ended
	Jan. 03, 2021 USD ($)	Jan. 03, 2021 CNY (¥)	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)	Apr. 30, 2018	Feb. 28, 2017
Related Party Transaction [Line Items]
Proceeds from sale of unconsolidated investee	$ 3,220		$ 0	$ 0
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	20.00%	20.00%			20.00%	20.00%
Hohhot
Related Party Transaction [Line Items]
Sale of equity | ¥		¥ 21,938,086.22
Proceeds from sale of unconsolidated investee	$ 3,200
Gain on sale of investments	$ 500